CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 1,209,301	$ 1,941,818
Accounts receivable, net	1,538,793	298,304
Contract assets	1,208,604	423,793
Prepaid expenses and other current assets	235,198	90,923
Total Current Assets	4,191,896	2,754,838
Property and equipment, net	204,226	65,362
OTHER ASSETS:
Software Development Costs, net	40,000
Patents and trademarks, net	53,871	45,978
Total Other Assets	93,871	45,978
TOTAL ASSETS	4,489,993	2,866,178
CURRENT LIABILITIES:
Accounts payable	1,416,716	812,618
Accounts payable - related parties	13,473	12,598
Notes payable - financing agreements	48,330	49,657
Notes payable - related parties		9,078
Line of credit	31,201	34,513
Payroll taxes payable	317,573	149,448
Accrued expenses	222,328	497,277
Contract liabilities	2,248,829	200,410
Deferred revenue	362,528	438,907
Total Current Liabilities	4,660,978	2,204,506
Notes payable - related party		39,137
Total Liabilities	4,660,978	2,243,643
Commitments and Contingencies (Note 11)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated
Common stock: $0.001 par value; 500,000,000 shares authorized, 21,082,351 and 20,657,850 shares issued, 21,075,958 and 20,654,570 shares outstanding at December 31, 2018 and December 31, 2017, respectively	21,082	20,658
Additional paid-in capital	27,397,225	26,608,823
Total stock & paid-in-capital	30,248,307	29,459,481
Accumulated deficit	(30,269,833)	(28,688,946)
Sub-total	(21,526)	770,535
Less: Treasury stock (6,393 and 3,280 shares of common stock at December 31, 2018 and 2017, respectively)	(149,459)	(148,000)
Total Stockholders' Equity (Deficit)	(170,985)	622,535
Total Liabilities and Stockholders' Equity (Deficit)	4,489,993	2,866,178
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated	$ 2,830,000	$ 2,830,000